Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Needham Funds, Inc.
Entity Central Index Key	0001002537
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Retail Class
Trading Symbol	NEEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$181	1.69%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Growth Fund underperformed the Russell 3000 Index and the Russell Midcap Growth Index, and outperformed the S&P MidCap 400 Growth.
The key factor affecting the Fund’s performance was stock selection. The top contributor to performance was Super Micro Computer, Inc. (SMCI). SMCI manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The stock declined in third quarter after its auditor resigned, but SMCI hired a new auditor and stated it will file its financials in February 2025. The Fund has owned SMCI since 2009.
Entegris Inc. (ENTG) was the top detractor to fund performance. ENTG supplies materials used for semiconductor manufacturing. In 2024, the semiconductor industry saw growth from semiconductors manufactured for the AI industry, but the automotive, consumer, and industrial markets suffered, which affected ENTG. The Fund has also owned ENTG since 2009.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We invest in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/artificial intelligence (AI) processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our strategy is to invest in companies that are investing in new products and services and hold those that are successful.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	14.51	11.74	9.72
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Growth Index	22.10	11.47	11.54
S&P MidCap 400 Growth	13.93	10.34	9.68

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.needhamfunds.com/mutual-funds/growth-fund/ for more recent performance information. Visit www.needhamfunds.com/mutual-funds/growth-fund/ for more recent performance information.
Net Assets	$ 192,048,162
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 2,375,790
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$192,048,162
Number of Holdings	73
Net Advisory Fee	$2,375,790
Portfolio Turnover	14%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	54.5%
Industrials	17.4%
Health Care	11.4%
Communication Services	5.0%
Consumer Discretionary	4.5%
Materials	3.5%
Real Estate	1.3%
Financials	1.3%
Utilities	0.6%
Cash & Other	0.5%

Top 10 Issuers	(%) of net assets
Super Micro Computer, Inc.	5.0%
Entegris, Inc.	4.9%
PDF Solutions, Inc.	4.5%
Nova, Ltd. (Israel)	4.4%
Thermo Fisher Scientific, Inc.	4.4%
Parsons Corp.	4.2%
Akamai Technologies, Inc.	3.7%
Vicor Corp.	3.2%
CarMax, Inc.	3.2%
The Trade Desk, Inc.	3.1%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Institutional Class
Trading Symbol	NEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$135	1.26%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Growth Fund underperformed the Russell 3000 Index and the Russell Midcap Growth Index, and outperformed the S&P MidCap 400 Growth.
The key factor affecting the Fund’s performance was stock selection. The top contributor to performance was Super Micro Computer, Inc. (SMCI). SMCI manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The stock declined in third quarter after its auditor resigned, but SMCI hired a new auditor and stated it will file its financials in February 2025. The Fund has owned SMCI since 2009.
Entegris Inc. (ENTG) was the top detractor to fund performance. ENTG supplies materials used for semiconductor manufacturing. In 2024, the semiconductor industry saw growth from semiconductors manufactured for the AI industry, but the automotive, consumer, and industrial markets suffered, which affected ENTG. The Fund has also owned ENTG since 2009.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We invest in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/artificial intelligence (AI) processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our strategy is to invest in companies that are investing in new products and services and hold those that are successful.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	15.01	12.22	12.14
Russell 3000 Index	23.81	13.86	14.12
Russell Midcap Growth Index	22.10	11.47	13.64
S&P MidCap 400 Growth	13.93	10.34	9.93

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.needhamfunds.com/mutual-funds/growth-fund/ for more recent performance information. Visit www.needhamfunds.com/mutual-funds/growth-fund/ for more recent performance information.
Net Assets	$ 192,048,162
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 2,375,790
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$192,048,162
Number of Holdings	73
Net Advisory Fee	$2,375,790
Portfolio Turnover	14%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	54.5%
Industrials	17.4%
Health Care	11.4%
Communication Services	5.0%
Consumer Discretionary	4.5%
Materials	3.5%
Real Estate	1.3%
Financials	1.3%
Utilities	0.6%
Cash & Other	0.5%

Top 10 Issuers	(%) of net assets
Super Micro Computer, Inc.	5.0%
Entegris, Inc.	4.9%
PDF Solutions, Inc.	4.5%
Nova, Ltd. (Israel)	4.4%
Thermo Fisher Scientific, Inc.	4.4%
Parsons Corp.	4.2%
Akamai Technologies, Inc.	3.7%
Vicor Corp.	3.2%
CarMax, Inc.	3.2%
The Trade Desk, Inc.	3.1%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Retail Class
Trading Symbol	NEAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Aggressive Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$179	1.67%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Aggressive Growth Fund underperformed the broad-based Russell 3000 Index, and performed in line with the Russell 2000 Growth Index.
The key factor affecting the Fund’s performance was stock selection.
The top contributor was Vertiv Holdings Co. (VRT), which designs and manufactures electrical and temperature control equipment used in data centers and other industrial markets. VRT reported strong earnings as the data center market booms.
The top detractor was PDF Solutions (PDFS). PDFS is the leading supplier of data analytics Software-as-a-Service for semiconductor manufacturing. PDFS suffered order delays on its new product and from its largest customer.
The Fund experienced significant inflows throughout the year.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We invest in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/artificial intelligence (AI) processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our strategy is to invest in companies that are investing in new products and services, and hold those that are successful.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	14.31	18.88	13.51
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit  www.needhamfunds.com/mutual-funds/aggressive-growth-fund/  for more recent performance information.
Visit  www.needhamfunds.com/mutual-funds/aggressive-growth-fund/  for more recent performance information.

Net Assets	$ 818,579,272
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 7,670,520
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$818,579,272
Number of Holdings	88
Net Advisory Fee	$7,670,520
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	43.9%
Industrials	26.9%
Consumer Discretionary	8.9%
Materials	6.2%
Consumer Staples	5.1%
Health Care	2.2%
Energy	1.0%
Utilities	0.8%
Financials	0.7%
Cash & Other	4.3%

Top 10 Issuers	(%) of net assets
PDF Solutions, Inc.	3.9%
Vertiv Holdings Co.	3.6%
Unisys Corp.	3.5%
Vicor Corp.	3.1%
Oil-Dri Corp. of America	3.0%
FARO Technologies, Inc.	3.0%
Super Micro Computer, Inc.	3.0%
Dreyfus Treasury Securities Cash Management	3.0%
Arteris, Inc.	2.9%
Asure Software, Inc.	2.9%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Institutional Class
Trading Symbol	NEAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Aggressive Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Aggressive Growth Fund underperformed the broad-based Russell 3000 Index, and performed in line with the Russell 2000 Growth Index.
The key factor affecting the Fund’s performance was stock selection.
The top contributor was Vertiv Holdings Co. (VRT), which designs and manufactures electrical and temperature control equipment used in data centers and other industrial markets. VRT reported strong earnings as the data center market booms.
The top detractor was PDF Solutions (PDFS). PDFS is the leading supplier of data analytics Software-as-a-Service for semiconductor manufacturing. PDFS suffered order delays on its new product and from its largest customer.
The Fund experienced significant inflows throughout the year.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We invest in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/artificial intelligence (AI) processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our strategy is to invest in companies that are investing in new products and services, and hold those that are successful.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	14.86	19.59	15.99
Russell 3000 Index	23.81	13.86	14.12
Russell 2000 Growth Index	15.15	6.86	8.93

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit  www.needhamfunds.com/mutual-funds/aggressive-growth-fund/  for more recent performance information.
Visit  www.needhamfunds.com/mutual-funds/aggressive-growth-fund/  for more recent performance information.

Net Assets	$ 818,579,272
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 7,670,520
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$818,579,272
Number of Holdings	88
Net Advisory Fee	$7,670,520
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	43.9%
Industrials	26.9%
Consumer Discretionary	8.9%
Materials	6.2%
Consumer Staples	5.1%
Health Care	2.2%
Energy	1.0%
Utilities	0.8%
Financials	0.7%
Cash & Other	4.3%

Top 10 Issuers	(%) of net assets
PDF Solutions, Inc.	3.9%
Vertiv Holdings Co.	3.6%
Unisys Corp.	3.5%
Vicor Corp.	3.1%
Oil-Dri Corp. of America	3.0%
FARO Technologies, Inc.	3.0%
Super Micro Computer, Inc.	3.0%
Dreyfus Treasury Securities Cash Management	3.0%
Arteris, Inc.	2.9%
Asure Software, Inc.	2.9%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	NESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Small Cap Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$189	1.78%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Small Cap Growth Fund underperformed the broad-based Russell 3000 Index, as larger cap companies outperformed smaller cap stocks. The Fund slightly underperformed its secondary benchmark, the Russell 2000 Growth Index due to stock selection.
The key factor affecting the Fund’s performance was stock selection. The top contributing stock was Aspen Aerogels, Inc. (ASPN). ASPN designs and manufactures aerogel insulation used in energy infrastructure and building materials. It has significant opportunities within the automotive industry as the growth of electric vehicles continues. The largest detractor to performance was Cambium Networks Corp., and the Fund subsequently exited the position as the company’s turnaround has moved much slower than anticipated.
Investment Themes
Technology remains a long-term strength of the economy, and there are major secular trends that remain in place to support continued growth. Areas that we continue to invest in are communications infrastructure, defense, artificial intelligence, cloud computing, 5G devices and wireless connectivity, software and security, and specialty material manufacturers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	12.76	9.56	11.95
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit  www.needhamfunds.com/mutual-funds/small-cap-growth-fund/ for more recent performance information.
Visit  www.needhamfunds.com/mutual-funds/small-cap-growth-fund/  for more recent performance information.

Net Assets	$ 162,323,979
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,644,869
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$162,323,979
Number of Holdings	63
Net Advisory Fee	$1,644,869
Portfolio Turnover	62%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	76.2%
Industrials	13.1%
Materials	3.7%
Health Care	2.9%
Consumer Discretionary	1.9%
Energy	0.7%
Utilities	0.5%
Cash & Other	1.0%

Top 10 Issuers	(%) of net assets
Calix, Inc.	5.9%
Harmonic, Inc.	5.3%
PDF Solutions, Inc.	5.3%
TTM Technologies, Inc.	5.2%
ADTRAN Holdings, Inc.	5.1%
Vicor Corp.	4.6%
nLight, Inc.	4.2%
Aspen Aerogels, Inc.	3.7%
Rogers Corp.	3.4%
Chart Industries, Inc.	2.8%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Small Cap Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Small Cap Growth Fund underperformed the broad-based Russell 3000 Index, as larger cap companies outperformed smaller cap stocks. The Fund slightly underperformed its secondary benchmark, the Russell 2000 Growth Index due to stock selection.
The key factor affecting the Fund’s performance was stock selection. The top contributing stock was Aspen Aerogels, Inc. (ASPN). ASPN designs and manufactures aerogel insulation used in energy infrastructure and building materials. It has significant opportunities within the automotive industry as the growth of electric vehicles continues. The largest detractor to performance was Cambium Networks Corp., and the Fund subsequently exited the position as the company’s turnaround has moved much slower than anticipated.
Investment Themes
Technology remains a long-term strength of the economy, and there are major secular trends that remain in place to support continued growth. Areas that we continue to invest in are communications infrastructure, defense, artificial intelligence, cloud computing, 5G devices and wireless connectivity, software and security, and specialty material manufacturers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	13.47	10.20	13.26
Russell 3000 Index	23.81	13.86	14.12
Russell 2000 Growth Index	15.15	6.86	8.93

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit  www.needhamfunds.com/mutual-funds/small-cap-growth-fund/ for more recent performance information.
Visit  www.needhamfunds.com/mutual-funds/small-cap-growth-fund/  for more recent performance information.

Net Assets	$ 162,323,979
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,644,869
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$162,323,979
Number of Holdings	63
Net Advisory Fee	$1,644,869
Portfolio Turnover	62%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	76.2%
Industrials	13.1%
Materials	3.7%
Health Care	2.9%
Consumer Discretionary	1.9%
Energy	0.7%
Utilities	0.5%
Cash & Other	1.0%

Top 10 Issuers	(%) of net assets
Calix, Inc.	5.9%
Harmonic, Inc.	5.3%
PDF Solutions, Inc.	5.3%
TTM Technologies, Inc.	5.2%
ADTRAN Holdings, Inc.	5.1%
Vicor Corp.	4.6%
nLight, Inc.	4.2%
Aspen Aerogels, Inc.	3.7%
Rogers Corp.	3.4%
Chart Industries, Inc.	2.8%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms